Allianz Life Insurance Company of North America
Doug B. Hodgson
Senior Counsel, Associate General Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-582-6089
doug.hodgson@allianzlife.com
www.allianzlife.com

VIA EDGAR
May 1, 2024
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re:  Allianz Life Variable Account B
        Registration Statement Nos. 333-90260 and 811-05618

Dear Sir/Madam:
Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the most recent post-effective Amendment, which Amendment has been filed electronically.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 582-6089.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Doug B. Hodgson
            Doug B. Hodgson